Basis of Preparation - Subsidiaries of the Company (Parenthetical) (Detail) $ in Thousands, ฿ in Millions, $ in Millions				12 Months Ended
	Oct. 30, 2019 USD ($)	Oct. 29, 2019	Jun. 19, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Oct. 30, 2019 THB (฿)	Oct. 01, 2018 TWD ($)
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary				$ (298)
Additional paid-in capital [Member]
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary	$ 40			$ 40		$ (232)
YASHIN Energy Corporation Limited [Member] | Asia Pacific New Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of voting equity interests acquired					100.00%
Cash transferred					$ 0.5
YADING Energy Corporation Limited [Member] | Asia Pacific New Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of voting equity interests acquired					100.00%
Cash transferred					$ 0.5
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest				50.93%	50.93%
Charoong Thai Wire and Cable Public Company Limited [Member] | Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	30.56%	45.84%
Percentage of voting equity interests acquired							30.00%
Total cash consideration | ฿							฿ 9
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest				45.84%	30.56%
Percentage of equity interest held by subsidiary				90.00%	60.00%
Asia Pacific New Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest			100.00%	100.00%	100.00%
Authorized Share Capital								$ 500.0
Paid-up capital								$ 4.0